Shareholder Report, Line Graph (Details) 191994_Carillon Chartwell Real Income Fund_Class R-6_TSR Annual {Class R-6} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 1,066,651	$ 1,000,000	$ 1,209,424
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,045,837	1,000,000	$ 1,122,193
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. TIPS Index
Accumulated Value	$ 1,035,396	$ 1,000,000	$ 1,107,976